Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of stock options. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does Mercer Bancorp time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	Neither the Board of Directors nor the Compensation Committee has a predetermined schedule with respect to the grant of stock options. Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board of Directors nor the Compensation Committee take into account material non-public information when determining the timing or terms of equity awards, nor does Mercer Bancorp time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false